Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Purchase obligations
	2015	2016	2017	Total
Drillships building contracts	$566,300	498,200	$864,400	1,928,900
Total obligations	$566,300	498,200	$864,400	1,928,900